Income Taxes - Reconciliation of Unrecognized Tax Benefits and Interest and Penalties (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, Beginning balance	$ 700,000	$ 700,000	$ 700,000
Unrecognized tax benefits, Additions for tax positions of the current year	100,000	0	100,000
Interest and penalties recognized income tax expense	100,000.0	0	0
Unrecognized tax benefits, Reductions in tax positions of prior year	0	0	(100,000)
Unrecognized tax benefits, Ending Balance	600,000	700,000	700,000
Interest and Penalties, Beginning balance	0	0	0
Interest And Penalties, Reductions in tax position of prior year			0
Interest and Penalties, Ending Balance	100,000.0	$ 0	$ 0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ (200,000)